Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Total shareholders’ equity £m	Share capital £m	Share premium account £m	Retained earnings £m	Other equity reserves £m [1]	Non- controlling interests £m
Equity, beginning balance at Mar. 31, 2015		£ 11,974		£ 11,962	£ 443	£ 1,331	£ 14,870	£ (4,682)	£ 12
Profit/(loss) for the year		2,594	[2]	2,591			2,591	0	3
Other comprehensive income/(loss) for the year		573		573			414	159	0
Total comprehensive income for the year		3,167		3,164			3,005	159	3
Equity dividends		(1,337)		(1,337)			(1,337)
Scrip dividend	[3]	(1)		(1)	4	(5)
Purchase of treasury shares		(267)		(267)			(267)
Issue of treasury shares		16		16			16
Purchase of own shares		(6)		(6)			(6)
Other movements in non-controlling interests		(5)							(5)
Share-based payments		22		22			22
Tax on share-based payments		2		2			2
Equity, ending balance at Mar. 31, 2016		13,565		13,555	447	1,326	16,305	(4,523)	10
Profit/(loss) for the year		7,794	[4]	7,795			7,795	0	(1)
Other comprehensive income/(loss) for the year		620		620			84	536	0
Total comprehensive income for the year		8,414		8,415			7,879	536	(1)
Equity dividends		(1,463)		(1,463)			(1,463)
Scrip dividend	[3]	0		0	2	(2)
Purchase of treasury shares		(189)		(189)			(189)
Issue of treasury shares		18		18			18
Purchase of own shares		(6)		(6)			(6)
Other movements in non-controlling interests		7							7
Share-based payments		35		35			35
Tax on share-based payments		3		3			3
Equity, ending balance at Mar. 31, 2017		20,384	[5]	20,368	449	1,324	22,582	(3,987)	16
Profit/(loss) for the year		3,551		3,550			3,550	0	1
Other comprehensive income/(loss) for the year		371		372			925	(553)	(1)
Total comprehensive income for the year		3,922		3,922			4,475	(553)	0
Equity dividends		(4,487)		(4,487)			(4,487)
Scrip dividend	[3]	0		0	3	(3)
Purchase of treasury shares		(1,017)		(1,017)			(1,017)
Issue of treasury shares		33		33			33
Purchase of own shares		(5)		(5)			(5)
Share-based payments		16		16			16
Tax on share-based payments		2		2			2
Equity, ending balance at Mar. 31, 2018	[6]	£ 18,848		£ 18,832	£ 452	£ 1,321	£ 21,599	£ (4,540)	£ 16

[1]	For further details of other equity reserves, see note 26.
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[3]	Included within the share premium account are costs associated with scrip dividends.
[4]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[5]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).
[6]	Refer to note 7 for the effect of the share consolidation and the special dividend.